Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of Disaggregation of Revenue

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the three months ended December 31, 2022 (transition period)	For the year ended September 30, 2022
	($)	($)	($)	($)
Borden	636	520	63	954
Canadian Malartic	1,855	709	195	1,132
Côté Gold	1,145	—	—	—
Cozamin	1,159	438	—	—
Vareš	893	—	—	—
Borborema	2,459	74	—	—
Jerritt Canyon	11	201	148	808
Others	1,945	1,106	176	1,050
	10,103	3,048	582	3,944

12. Revenue (continued)